Borrowings (Interest Rate Ranges, Maturity and Balance of Indebtedness) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.60%
Total outstanding debt		$ 4,500,000	$ 4,499,700
Debt Instrument, Maturity Date		Mar. 11, 2022
Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.50%
Total outstanding debt		$ 3,525,765
Debt Instrument, Maturity Date		Dec. 19, 2022
Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.80%
Debt Instrument, Maturity Date		Sep. 13, 2019
Variable Rate Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		2.30%
Unsecured Debt		$ 300,000
Variable Rate Debt [Member] | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Aug. 29, 2020
Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total outstanding debt		$ 976,292
Fixed Rate Debt
Debt Instrument [Line Items]
Total outstanding debt		$ 3,724,800	3,838,300
Fixed Rate Debt | Taxable Secured
Debt Instrument [Line Items]
Average Interest Rates		3.97%
Total outstanding debt		$ 882,800	1,128,300
Fixed Rate Debt | Unsecured Debt
Debt Instrument [Line Items]
Average Interest Rates		3.97%
Total outstanding debt		$ 2,292,000	1,860,000
Fixed Rate Debt | Interest Rate Swap
Debt Instrument [Line Items]
Debt Instrument Maturity Year		2018
Average Interest Rates		2.96%
Total outstanding debt		$ 550,000	850,000
Fixed Rate Debt | Minimum | Taxable Secured
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate		0.0300
Debt Instrument Maturity Year		2018
Fixed Rate Debt | Minimum | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate		.0338
Debt Instrument Maturity Year		2018
Fixed Rate Debt | Minimum | Interest Rate Swap
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate		.0245
Fixed Rate Debt | Maximum | Taxable Secured
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate		0.0549
Debt Instrument Maturity Year		2025
Fixed Rate Debt | Maximum | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate		0.0557
Debt Instrument Maturity Year		2027
Fixed Rate Debt | Maximum | Interest Rate Swap
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate		0.0355
Variable Rate [Domain] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.76%
Variable Rate [Domain] | Interest Rate Cap
Debt Instrument [Line Items]
Interest rate, stated percentage		1.76%
Variable Rate Debt
Debt Instrument [Line Items]
Total outstanding debt		$ 790,000	650,000
Variable Rate Debt | Taxable Secured
Debt Instrument [Line Items]
Debt Instrument Maturity Year	[1]	2018
Average Interest Rates	[1]	1.76%
Total outstanding debt	[1]	$ 55,000	110,000
Variable Rate Debt | Unsecured Debt
Debt Instrument [Line Items]
Average Interest Rates	[1]	2.41%
Total outstanding debt	[1]	$ 710,000	490,000
Variable Rate Debt | Interest Rate Cap
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate	[1]	0.0176
Debt Instrument Maturity Year	[1]	2018
Average Interest Rates	[1]	1.76%
Total outstanding debt	[1]	$ 25,000	50,000
Variable Rate Debt | Minimum | Taxable Secured
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate	[1]	.0176
Variable Rate Debt | Minimum | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument Maturity Year	[1]	2020
Interest rate, stated percentage	[1]	2.31%
Variable Rate Debt | Maximum | Taxable Secured
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Basis for Effective Rate	[1]	.0176
Variable Rate Debt | Maximum | Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument Maturity Year	[1]	2021
Interest rate, stated percentage	[1]	2.47%
Fair Market Value Adjustment and Debt Issuance Cost [Member]
Debt Instrument [Line Items]
Total outstanding debt		$ (12,700)	$ 11,400

[1]	Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2017, and 2016, respectively, which results in paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap.